Other Operating Revenue (Expenses), Net (Details) - Schedule of Other Operating Revenue and Expenses - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Revenue and Expenses [Abstract]
Result with property, plant and equipment and leases	R$ 55	R$ (34)	R$ 12
Expenses related to legal proceedings	(1)	(19)	9
Restructuring expenses and others	(5)	(33)	(74)
Indemnity assets		14
Total	R$ 49	R$ (72)	R$ (53)